Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Summary of fair value of derivative instruments

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

[1]	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
[2]	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

Summary of realized gains and losses for derivative instruments

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)

Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

[1]	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
[2]	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.